SEGMENT INFORMATION - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and long-lived assets by geographic region
Total revenues	$ 2,163	$ 2,219	$ 2,233	$ 2,109	$ 2,403	$ 2,479	$ 2,420	$ 2,372	$ 8,724	$ 9,674	$ 10,447
Long-lived assets	1,403				1,312				1,403	1,312
U.S. and Puerto Rico
Revenues and long-lived assets by geographic region
Total revenues									5,225	6,247	7,063
Long-lived assets	599				614				599	614
China
Revenues and long-lived assets by geographic region
Total revenues									331	300	272
Long-lived assets	28				26				28	26
Canada
Revenues and long-lived assets by geographic region
Total revenues									326	320	334
Long-lived assets	98				83				98	83
Japan
Revenues and long-lived assets by geographic region
Total revenues									223	232	206
Mexico
Revenues and long-lived assets by geographic region
Total revenues									201	189	204
Long-lived assets	50				50				50	50
Poland
Revenues and long-lived assets by geographic region
Total revenues									201	140	214
Long-lived assets	100				81				100	81
Russia
Revenues and long-lived assets by geographic region
Total revenues									200	165	169
France
Revenues and long-lived assets by geographic region
Total revenues									188	186	178
Long-lived assets	34				29				34	29
Germany
Revenues and long-lived assets by geographic region
Total revenues									157	157	159
Long-lived assets	70				60				70	60
Egypt
Revenues and long-lived assets by geographic region
Total revenues									152	196	51
Long-lived assets	47				41				47	41
Australia
Revenues and long-lived assets by geographic region
Total revenues									149	176	182
United Kingdom
Revenues and long-lived assets by geographic region
Total revenues									108	104	105
Brazil
Revenues and long-lived assets by geographic region
Total revenues									96	105	110
Other
Revenues and long-lived assets by geographic region
Total revenues									1,167	1,157	$ 1,200
Long-lived assets	74				72				74	72
Ireland
Revenues and long-lived assets by geographic region
Long-lived assets	235				198				235	198
Serbia
Revenues and long-lived assets by geographic region
Long-lived assets	30				25				30	25
Italy
Revenues and long-lived assets by geographic region
Long-lived assets	23				19				23	19
South Korea
Revenues and long-lived assets by geographic region
Long-lived assets	$ 15				$ 14				$ 15	$ 14